Net Defined Benefit Liabilities_Changes In The Net Defined Benefit Liabilities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 253,043	[1]	₩ 262,213
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	232,147		226,788		₩ 208,470
Past service cost	3,269		2,276
Gains on settlement	(1,912)		0		(1,000)
Interest expense (income)	4,743		5,545		3,833
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	(9,611)		(3,122)
Actuarial gains and losses by changes in financial assumptions	789		61,547
Actuarial gains and losses by experience adjustments	16,292		7,458
Return on plan assets (excluding amounts included in interest income)	6,308		11,116		22,420
Contributions by the Group	(268,918)		(288,420)
Contributions by the employees	(248)
Payments from plans (settlement)	0
Payments from plans (benefit payments)	(3,922)		(22)
Payments from the Group	(34,361)		(32,556)
Transfer in	646		350
Transfer out	0		0
Effect of exchange differences	(719)		(2)
Effect of business acquisition and disposal	47,809
Others	26		(128)
Ending	₩ 245,381	[1]	₩ 253,043	[1]	262,213
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.		The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.		Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The net defined benefit liability recognized in the consolidated statement of financial position is calculated by independent actuaries in accordance with actuarial valuation methods.		The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods.
Present value of defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	₩ 2,341,753	[1]	₩ 2,172,260
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	232,147		226,788
Past service cost	3,269		2,276
Gains on settlement	(1,912)
Interest expense (income)	46,178		48,795
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	(9,611)		(3,122)
Actuarial gains and losses by changes in financial assumptions	789		61,547
Actuarial gains and losses by experience adjustments	16,292		7,458
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions by the Group	0		0
Contributions by the employees	0
Payments from plans (settlement)	(8,162)
Payments from plans (benefit payments)	(148,468)		(141,820)
Payments from the Group	(34,361)		(32,556)
Transfer in	9,673		7,775
Transfer out	(8,635)		(7,517)
Effect of exchange differences	(724)		(2)
Effect of business acquisition and disposal	110,080
Others	26		(129)
Ending	2,548,334	[1]	2,341,753	[1]	2,172,260
Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset Line Items [Line Items]
Beginning	(2,088,710)	[1]	(1,910,047)
Changes In Net Defined Benefit Liability Asset Abstract [Abstract]
Current service cost	0		0
Past service cost	0		0
Gains on settlement	0
Interest expense (income)	(41,435)		(43,250)
Remeasurements
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	6,308		11,116
Contributions by the Group	(268,918)		(288,420)
Contributions by the employees	(248)
Payments from plans (settlement)	8,162
Payments from plans (benefit payments)	144,546		141,798
Payments from the Group	0		0
Transfer in	(9,027)		(7,425)
Transfer out	8,635		7,517
Effect of exchange differences	5		0
Effect of business acquisition and disposal	(62,271)
Others	0		1
Ending	₩ (2,302,953)	[1]	₩ (2,088,710)	[1]	₩ (1,910,047)

[1]	The net defined benefit liabilities of KRW 253,043 million is calculated by subtracting KRW 946 million net defined benefit assets from KRW 253,989 million net defined benefit liabilities as of December 31, 2019. The net defined benefit liabilities of KRW 245,381 million is calculated by subtracting KRW 2,845 million net defined benefit assets from KRW 248,226 million net defined benefit liabilities as of December 31, 2020.